Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2022 and 2021 are summarized as follows:

	December 31, 2022	December 31, 2021
Land	$361,193	$400,091
Buildings and leasehold improvements	2,226,687	2,235,061
Machinery and equipment	1,116,789	1,013,376
Office equipment	173,766	191,824
	3,878,435	3,840,352
Less: accumulated depreciation	(3,304,457)	(3,314,471)
Property and equipment, net	$573,978	$525,881

Depreciation expense were $23,799 and $11,993 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, Land with book value amounted to approximately $361,193 and $400,091, respectively, were pledged for obtaining bank loan (see Notes 8 Bank loans).